DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (22,658)	$ (38,661)	$ (38,583)
Euro [Member] | 10% Strengthening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	1,818	2,158
Euro [Member] | 10% Weakening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (2,222)	$ (2,637)